Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Common stock shares, authorized	81,498,000	81,498,000
Common stock shares, issued	23,652,110	23,652,110
Common stock shares, outstanding	23,610,870	23,628,452
Common stock, par value	¥ 0	¥ 0